UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


        Read instructions at end of Form before preparing
        Form.  Please print or type.

1.	Name and address of issuer:

                BMA Variable Life Account A
                700 Karnes Blvd.
                Kansas City, MO 64108

2.	The name of each series or class of securities for
        which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):       [ ]

3.      Investment Company Act File Number:     811-08781

        Securities Act File Number:             333-52689

4(a).	Last day of fiscal year for which this Form is filed:

                December 31, 1998

4(b).	[ ]	Check box if this Form is being filed late
                (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
                A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer
                will be filing this Form.

5.	Calculation of registration fee:

        (i)     Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                 $     43,545

        (ii)    Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                       $   0

        (iii)   Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending
                no earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:                     $   0

        (iv)    Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                    -$          0

        (v)     Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                  $     43,545

        (vi)    Redemption credits available
                for use in future years - if
                Item 5(i) is less than Item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                           $ (00,000,000)

	(vii)	Multiplier for determining regis-
		tration fee
                (See Instruction C.9):                               x .000278

       (viii)   Registration fee due [multiply Item
		5(v) by Item 5(vii)] (enter "0" if
                no fee is due):                                       =$ 12.11

6.  Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        Instruction D):
                                                                       +$ 0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$ 12.11

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                N/A

	Method of Delivery:

                [X]     Wire Transfer
		[ ]	Mail or other means

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By      (Signature and Title)*  /s/Susan A. Sweeney
                Name:           Susan A. Sweeney
                Title:          VP, Treasurer and Controller


Date:   March 26, 1999

     *Please print the name and title of the signing officer below the signature.